Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands	Issued capital [member] CAD ($)	Share premium [member] CAD ($)	Retained Earnings [Member] CAD ($)	CAD ($)	USD ($)
Balance, beginning of year at Dec. 31, 2023				$ 4,142,566
Shareholders' capital
Shares issued for acquisition	$ 0
Vesting of equity based awards	12,707	$ (12,707)
Equity based compensation	985	14,584
Share-settled dividends on vested equity based awards	1,382		$ (1,382)
Repurchase of shares	(238,742)		98,035
Balance, end of year at Dec. 31, 2024				3,918,898
Balance, beginning of year at Dec. 31, 2023				43,348
Contributed surplus
Equity based compensation	985	14,584
Vesting of equity based awards	12,707	(12,707)
Balance, end of year at Dec. 31, 2024				45,225
Balance, beginning of year at Dec. 31, 2023				109,302
Accumulated other comprehensive income.
Currency translation adjustments				23,004
Hedge accounting reserve				5,284
Fair value adjustment on investment in securities, net of tax				(1,743)
Balance, end of year at Dec. 31, 2024				135,847
Balance, beginning of year at Dec. 31, 2023				(1,263,568)
Deficit
Net loss			(46,739)	(46,739)
Dividends declared			(75,327)
Share-settled dividends on vested equity based awards	1,382		(1,382)
Repurchase of shares	(238,742)		98,035
Balance, end of year at Dec. 31, 2024				(1,288,981)
Deficit
Total shareholders' equity				2,810,989
Shares issued for acquisition	13,363				$ 1,104
Vesting of equity based awards	17,603	(17,603)
Equity based compensation		18,847
Share-settled dividends on vested equity based awards	682		(682)
Repurchase of shares	(78,632)		42,886
Balance, end of year at Dec. 31, 2025				3,871,914
Contributed surplus
Equity based compensation		18,847
Vesting of equity based awards	17,603	$ (17,603)
Balance, end of year at Dec. 31, 2025				46,469
Accumulated other comprehensive income.
Currency translation adjustments				149,155
Hedge accounting reserve				1,321
Fair value adjustment on investment in securities, net of tax				(2,560)
Balance, end of year at Dec. 31, 2025				283,763
Deficit
Net loss			(653,601)	(653,601)
Dividends declared			(79,907)
Share-settled dividends on vested equity based awards	682		(682)
Repurchase of shares	$ (78,632)		$ 42,886
Balance, end of year at Dec. 31, 2025				(1,980,285)
Deficit
Total shareholders' equity				$ 2,221,861